Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES

Due to the structure of MAA as a REIT and the nature of the operations of its operating properties, no provision for federal income taxes has been made at the MAA level. In addition, as MAALP is structured as a limited partnership, and its partners recognize their proportionate share of income or loss in their tax returns, no provision for federal income taxes has been made at the MAALP level. Historically, the Company has incurred certain state and local income, excise and franchise taxes. The Company has elected TRS status for certain of its corporate subsidiaries. As a result, the TRSs incur both federal and state income taxes on any taxable income after consideration of any net operating losses.
Taxable REIT Subsidiaries

The Company acquired the operations of a TRS, Colonial Properties Services, Inc., or CPSI, through an acquisition in 2013. As a result, CPSI’s tax attributes were included in MAA’s consolidated financial statements subsequent to the acquisition date. CPSI has provided property development, construction, leasing and management services for joint venture and third-party owned properties, administrative services to MAA and engaged in for-sale development activity. CPSI also owned and operated two multifamily apartment communities; however, during 2016, CPSI distributed these communities to MAALP.  The distribution resulted in a reduction of the deferred tax asset for real estate asset basis differences and the valuation allowance. In 2017, CPSI converted from a corporation to a limited liability company, which resulted in a deemed liquidation for income tax purposes. At the date of conversion, CPSI changed its name to CPSI, LLC and is no longer a TRS. CPSI, LLC is currently a disregarded entity for income tax purposes, is solely owned by MAALP and owns undeveloped land.

The Company acquired the operations of a TRS, Post Asset Management, Inc., or PAM, through the Merger in 2016. As a result, PAM’s tax attributes are included in MAA’s consolidated financial statements subsequent to the acquisition date. PAM provides third-party services to MAA and MAA’s indirectly owned properties. PAM also owns a tract of undeveloped land.

The Company generally reimburses its TRSs for payroll and other costs incurred in providing services to MAA. All intercompany transactions are eliminated in the accompanying consolidated financial statements. A TRS is an entity that is subject to federal, state and any applicable local corporate income tax without the benefit of the dividends paid deduction applicable to REITs. The Company’s TRSs did not generate any material taxable income or income tax expense for the years ended December 31, 2017, 2016 and 2015.

The TRSs use the liability method of accounting for income taxes. Deferred income tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

As a result of the CPSI conversion to CPSI, LLC and deemed liquidation, the Company’s deferred tax asset and liability balances as of December 31, 2017 were immaterial. As of December 31, 2016, the Company had recorded net deferred tax assets relating to CPSI, which included a net operating loss, or NOL, of $58.2 million. The net deferred tax assets were fully offset by a valuation allowance as it was more likely than not the net deferred tax assets would not be realized.

For the years ended December 31, 2017 and 2016, the components of the Company’s deferred income tax assets and liabilities were as follows (in thousands):

	December 31, 2017	December 31, 2016
Deferred tax assets
Real estate asset basis differences	$—	$13,387
Deferred expenses	—	12,481
Net operating loss carryforward	—	32,585
Accrued liabilities	—	102
	$—	$58,555
Deferred tax liabilities
Real estate asset basis differences	$—	$(311)

Net deferred tax assets, before valuation allowance	$—	$58,244
Valuation allowance	—	(58,244)
Net deferred tax assets	$—	$—

For the years ended December 31, 2017, 2016, and 2015, the reconciliation of income tax attributable to continuing operations for the TRSs computed at the U.S. statutory rate to the income tax provision was as follows (in thousands):

	2017	2016	2015
Tax expense at U.S. statutory rates on TRS income subject to tax	$2,177	$3,185	$2,506
Effect of permanent differences and other	—	—	(730)
Decrease in valuation allowance	(2,177)	(3,185)	(1,776)
TRS income tax provision	$—	$—	$—

The Company had no reserve for uncertain tax positions for the years ended December 31, 2017, 2016 and 2015. If necessary, the Company accrues interest and penalties on unrecognized tax benefits as a component of income tax expense. For the years ended December 31, 2017, 2016 and 2015, other expenses include estimated state franchise and other taxes, including franchise taxes in North Carolina and Tennessee. The income tax expense line item shown in the Consolidated Statements of Operations represents the Texas-based margin tax for all Texas properties and federal and state taxes for PAM.

As of December 31, 2017 and 2016, the Company held federal NOL carryforwards of approximately $71.5 million for income tax purposes that expire in years 2019 to 2033. During the year ended December 31, 2016, the Company's NOL increased by $25.2 million through its acquisition of Post Properties. Utilization of any NOL carryforwards is subject to an annual limitation due to ownership change limitations provided by Section 382 of the Code and similar state provisions. The annual limitations may result in the expiration of NOL carryforwards before utilization. The Company may use these NOLs to offset all or a portion of the taxable income generated at the REIT level.

Tax years 2014 through 2017 are subject to examination by the Internal Revenue Service. No tax examination is currently in process.

For income tax purposes, dividends paid to holders of common stock primarily consist of ordinary income, return of capital, capital gains, qualified dividends and un-recaptured Section 1250 gains, or a combination thereof. For the years ended December 31, 2017, 2016 and 2015, dividends per share held for the entire year were estimated to be taxable as follows:

	2017		2016		2015
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Ordinary income	$2.79	80.2%	$3.28	100%	$3.07	99.7%
Capital gain	0.31	8.9%	—	—%	—	—%
Un-recaptured Section 1250 gain	0.38	10.9%	—	—%	0.01	0.3%
	$3.48	100.00%	$3.28	100.00%	$3.08	100.00%

The Company designated the per share amounts above as capital gain dividends in accordance with the requirements of the Code. The difference between net income available to common shareholders for financial reporting purposes and taxable income before dividend deductions relates primarily to temporary differences such as depreciation and amortization and taxable gains on sold properties in 2017.

Merger

As discussed in Note 2, on December 1, 2016, the Company completed the Merger, whereby Post Properties merged with and into MAA completing the Parent Merger and Post LP merged with and into MAALP completing the Partnership Merger. The Company believes the Parent Merger constituted a tax free merger under Code Section 368(a). Additionally, the Company believes the Partnership Merger constituted a tax free merger under Code Section 708. As a result of the tax free merger treatment, the Merger did not result in the recognition of a gain to any security holder of MAA, Post Properties, MAALP or Post LP.

U.S. Tax Reform

In December 2017, the Tax Cuts and Jobs Act, or the Act, was enacted in the United States, requiring companies to account in 2017 for the current and future effects of the legislative changes. As REITs are pass-through entities for the purpose of U.S. federal taxation, the legislative changes created by the Act are largely not applicable to the Company. Generally, the effects to REITs resulting from the Act include a reduction in the TRS federal statutory tax rate to 21% and a one-time inclusion in REIT taxable income of foreign subsidiary earnings. As noted above, the TRS’s recognized no material taxable income in 2017 and the Company has no foreign subsidiaries. Management has concluded there was no material effect to the Company’s consolidated financial statements from either a tax or financial statement perspective as a result of the Act.